UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Bond Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 63.43%
Corporate Bonds - Domestic — 57.76%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$857,995
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	322,955
American International Group, Inc., 4.125%, 2/15/2024	600,000	634,398
American International Group, Inc., 5.850%, 1/16/2018	700,000	715,760
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	81,571
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	243,006
Associates Corp. of North America, 6.950%, 11/1/2018	200,000	212,725
AvalonBay Communities, Inc., 2.950%, 9/15/2022	450,000	455,831
Bank of America Corp, 3.300%, 1/11/2023	1,000,000	1,020,466
BB&T Corp., 1.450%, 1/12/2018	500,000	499,781
BlackRock, Inc., 5.000%, 12/10/2019	500,000	537,046
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	505,094
Celgene Corp., 3.625%, 5/15/2024	500,000	518,685
Citigroup, Inc., 5.375%, 8/9/2020	550,000	598,804
CVS Health Corp., 1.900%, 7/20/2018	680,000	681,941
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 6/15/2023 (a)	400,000	434,608
Discover Financial Services, 5.200%, 4/27/2022	475,000	517,614
Fifth Third Bank, 2.250%, 6/14/2021	400,000	399,056
Ford Motor Credit Co LLC, 2.551%, 10/5/2018	850,000	855,856
General Electric Capital Corp., 6.000%, 8/7/2019	150,000	163,069
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	1,025,000	1,106,949
Goldman Sachs Group, Inc./The, 6.000%, 6/15/2020	400,000	441,589
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	255,597
Husky Energy, Inc., 4.000%, 4/15/2024	300,000	304,641
JPMorgan Chase & Co., 2.700%, 5/18/2023	1,225,000	1,212,548
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	665,749
Keycorp, 2.300%, 12/13/2018	680,000	683,902
McDonald’s Corp., 3.700%, 1/30/2026	98,000	101,672
MetLife, Inc., 6.817%, 8/15/2018	510,000	538,570
Morgan Stanley, 5.500%, 7/28/2021	656,000	728,077
National Oilwell Varco, Inc., 2.600%, 12/1/2022	450,000	435,646
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	441,108
Raymond James Financial, Inc., 3.625%, 9/15/2026	450,000	451,284
Schlumberger Investment, 3.650%, 12/1/2023	450,000	473,400
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	403,140
Synchrony Financial, 3.750%, 8/15/2021	500,000	514,031
Time Warner, Inc., 3.400%, 6/15/2022	800,000	822,973
TJX Cos, Inc./The, 2.250%, 9/15/2026	200,000	185,929
Verizon Communications, Inc., 2.450%, 11/1/2022	600,000	588,856
Wells Fargo & Co., 5.625%, 12/11/2017	200,000	203,492
Wells Fargo & Co., 2.550%, 12/7/2020	500,000	505,981
Willis North America, Inc., 3.600%, 5/15/2024	280,000	283,239
Zoetis, Inc., 3.250%, 2/1/2023	485,000	497,675

TOTAL CORPORATE BONDS — DOMESTIC (Cost $21,722,412)		22,102,309

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments - continued

June 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — Foreign — 5.67%
Corporate Bonds - Australia — 2.30%
National Australia Bank Ltd./New York, 2.800%, 1/10/2022	$500,000	$505,560
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	372,839

		878,399

Corporate Bonds - Canada — 1.28%
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	32,255
Encana Corp., 3.900%, 11/15/2021	450,000	459,112

		491,367

Corporate Bond - Isle of Man — 0.96%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	366,888

Corporate Bonds - Netherlands — 1.13%
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	431,293

TOTAL CORPORATE BONDS — FOREIGN (Cost $2,126,962)		2,167,947

TOTAL CORPORATE BONDS (Cost $23,849,374)		24,270,256

U.S. Treasury Obligations — 21.25%
United States Treasury Note, 2.750%, 2/15/2024	3,160,000	3,288,498
United States Treasury Note, 2.000%, 2/15/2025	600,000	591,890
United States Treasury Note, 1.750%, 4/30/2022	550,000	546,928
United States Treasury Note, 2.625%, 11/15/2020	250,000	258,062
United States Treasury Note, 1.625%, 2/15/2026	500,000	475,283
United States Treasury Note, 2.125%, 5/15/2025	1,650,000	1,639,914
United States Treasury Note, 2.500%, 8/15/2023	375,000	384,924
United States Treasury Note, 2.250%, 2/15/2027	950,000	945,751

TOTAL U.S. Treasury Obligations (Cost $8,228,247)		8,131,250

U.S. Government Agencies — 8.73%
Federal Home Loan Banks, 2.000%, 11/28/2029	200,000	200,308
Federal Home Loan Banks, 2.750%, 7/11/2031	300,000	287,889
Federal Home Loan Mortgage Corporation, 1.000%, 10/27/2023	700,000	696,646
Federal National Mortgage Association, 1.500%, 3/30/2026	800,000	796,830
Federal National Mortgage Association, 1.500%, 8/10/2021	600,000	588,925
Federal National Mortgage Association, 1.500%, 8/24/2021	795,000	771,319

TOTAL U.S. GOVERNMENT AGENCIES (Cost $3,372,558)		3,341,917

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments - continued

June 30, 2017 (Unaudited)

	Principal Amount	Fair Value
U.S. Government Mortgage Backed Agencies — 4.05%
Federal Home Loan Mortgage Corporation, Pool #A57160, 5.500%, 2/1/2037	$19,974	$22,038
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	17,942	19,640
Federal National Mortgage Association, Pool #832648, 5.000%, 9/1/2035	17,679	19,412
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	35,761	40,058
Federal National Mortgage Association, Pool #845549, 5.500%, 1/1/2036	51,866	59,188
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	12,941	14,347
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	406,610	429,248
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	317,062	327,257
Federal National Mortgage Association, Pool #MA0918, 4.000%, 12/1/2041	616,724	619,532

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,539,653)		1,550,720

Preferred Stocks — 0.18%
	Shares
Federal National Mortgage Association, Series S, 8.250%	12,000	69,120

TOTAL PREFERRED STOCKS (Cost $300,000)		69,120

Money Market Securities — 1.72%
Fidelity Investments Money Market Government Portfolio - Class I, 0.81% (b)	656,984	656,984

TOTAL MONEY MARKET SECURITIES (Cost $656,984)		656,984

TOTAL INVESTMENTS – 99.36% (Cost $37,946,816)		38,020,247

Other Assets in Excess of Liabilities – 0.64%		243,748

NET ASSETS – 100.00%		$38,263,995

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2017.

At June 30, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$466,728
Gross unrealized depreciation	(393,536)

Net unrealized appreciation	$73,192
Aggregate cost of securities for income tax purposes	$37,947,055

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

June 30, 2017

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies, Financial Counselors, Inc. (“the Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2017 in valuing the Fund’s investments:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$—	$22,102,309	$—	$22,102,309
Foreign Corporate Bonds	—	2,167,947	—	2,167,947
U.S. Treasury Obligations	—	8,131,250	—	8,131,250
U.S. Government Agencies	—	3,341,917	—	3,341,917
U.S. Government Mortgage Backed Agencies	—	1,550,720	—	1,550,720
Preferred Stocks	69,120	—	—	69,120
Money Market Securities	656,984	—	—	656,984

Total	$726,104	$37,294,143	$—	$38,020,247

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of June 30, 2017 based on input levels assigned at September 30, 2016.

IRON Strategic Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Convertible Notes — 10.03%
Convertible Notes - Domestic — 9.59%
Allscripts Healthcare Solutions, Inc., 1.250%, 7/1/2020	$500,000	$508,750
AMAG Pharmaceuticals, Inc., 2.500%, 2/15/2019	500,000	516,250
Cornerstone OnDemand, Inc., 1.500%, 7/1/2018	500,000	503,750
CSG Systems International, Inc., 4.250%, 3/15/2036	500,000	541,562
Echo Global Logistics, Inc., 2.500%, 5/1/2020	500,000	481,250
Electronics For Imaging, Inc., 0.750%, 9/1/2019	500,000	538,437
EZCORP, Inc., 2.125%, 6/15/2019	500,000	489,375
Gogo, Inc., 3.750%, 3/1/2020	500,000	458,438
Huron Consulting Group, Inc., 1.250%, 10/1/2019	500,000	481,563
Jazz Investments I Ltd., 1.875%, 8/15/2021	500,000	548,750
KB Home, 1.375%, 2/1/2019	500,000	537,188
Live Nation Entertainment, Inc., 2.500%, 5/15/2019	500,000	572,500
Macquarie Infrastructure Corp., 2.875%, 7/15/2019	500,000	555,000
National Health Investors, Inc., 3.250%, 4/1/2021	500,000	585,312
NRG Yield, Inc., 3.500%, 2/1/2019 (a)	500,000	508,438
Pandora Media, Inc., 1.750%, 12/1/2020	500,000	476,250
PennyMac Corp., 5.375%, 5/1/2020	500,000	495,625
Prospect Capital Corp., 4.750%, 4/15/2020	500,000	502,500
Quidel Corp., 3.250%, 12/15/2020	500,000	556,875
SEACOR Holdings, Inc., 3.000%, 11/15/2028	500,000	423,438
Vector Group Ltd., 1.750%, 4/15/2020 (b)	500,000	578,750
Verint Systems, Inc., 1.500%, 6/1/2021	500,000	492,188
WebMD Health Corp, 2.625%, 6/15/2023	500,000	491,875
Wright Medical Group, Inc., 2.000%, 2/15/2020	500,000	558,125

		12,402,189

Convertible Notes - Mexico — 0.44%
Cemex SAB de CV, 3.720%, 3/15/2020 (c)	500,000	578,125

Total Convertible Notes (Cost $12,599,924)		12,980,314

U.S. Treasury Obligations — 4.75%
United States Treasury Bill, 0.000%, 7/20/2017	6,000,000	5,997,804
United States Treasury Bill, 0.000%, 9/7/2017	150,000	149,740

Total U.S. Treasury Obligations (Cost $6,147,202)		6,147,544

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 47.98%
American Beacon SiM High Yield Opportunities Fund	879,313	$8,494,160
BlackRock High Yield Portfolio - BlackRock Class	19,023	147,998
Columbia High Yield Bond Fund - Class R5	224,716	667,406
Columbia Income Opportunities Fund - Class Z	22,834	228,342
Deutsche High Income Fund - Institutional Class	39,451	188,181
Eaton Vance High Income Opportunities Fund - Class I	340,118	1,554,339
Eaton Vance Income Fund of Boston - Institutional Class	215,702	1,253,227
Federated Institutional High-Yield Bond Fund - Institutional Class	723,242	7,290,281
Guggenheim High Yield Fund	359,730	3,359,883
Janus Henderson High-Yield Fund - Class I	13,146	111,738
Lazard US Corporate Income Portfolio - Institutional Class	129,601	636,339
Lord Abbett High Yield Fund - Class I	1,011,932	7,771,640
MainStay High Yield Corporate Bond Fund - Class I	1,282,250	7,385,759
MassMutual Premier High Yield Fund	239,130	2,257,391
PIA High Yield Fund	108,068	1,108,775
PIMCO High Yield Fund - Institutional Class	49,688	447,195
PIMCO High Yield Spectrum Fund - Institutional Class	203,434	2,042,475
Principal High Yield Fund - Institutional Class	658,379	4,872,001
Prudential High Yield Fund - Class Q	768,404	4,264,643
Vanguard High-Yield Corporate Fund - Class Admiral - Admiral Shares	1,255,790	7,471,951
Voya High Yield Bond Fund - Class I	61,121	498,139

Total Mutual Funds (Cost $60,418,114)		62,051,863

Exchange-Traded Funds — 12.38%
First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	3,264	160,458
iShares 10-20 Year Treasury Bond ETF	2,275	310,310
iShares iBoxx $ High Yield Corporate Bond ETF (d)	33,017	2,918,373
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (d)	24,726	2,506,227
PowerShares Fundamental High Yield Corporate Bond Portfolio	365,371	6,949,356
ProShares Short High Yield (d)	22,974	540,578
ProShares UltraShort 20+ Year Treasury	2,551	91,504
Riverfront Strategic Income Fund (d)	10,310	261,152
SPDR Bloomberg Barclays High Yield Bond ETF (d)	60,261	2,241,709
SPDR Bloomberg Barclays Short Term Treasury ETF	994	27,802

Total Exchange-Traded Funds (Cost $15,968,466)		16,007,469

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities (e) (f) — 30.66%
Federated Treasury Obligations Fund - Class Institutional - Institutional Shares, 0.83%	8,034,445	$8,034,445
Fidelity Institutional Money Market Treasury Only - Class I, 0.78%	8,034,445	8,034,445
First American Treasury Obligations Fund - Class Z, 0.85% (g)	15,546,742	15,546,742
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.83%	8,034,445	8,034,445

Total Money Market Securities (Cost $39,650,077)		39,650,077

Total Investments – 105.80% (Cost $134,783,783)		136,837,267

Liabilities in Excess of Other Assets – (5.80)%		(7,503,319)

TOTAL NET ASSETS – 100.00%		$129,333,948

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2017.
(c)	Foreign corporate bond denominated in U.S. dollars
(d)	All or a portion of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $7,364,035.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2017.
(f)	All or a portion of these securities are held as collateral for outstanding swap agreements.
(g)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of June 30, 2017. The total value of collateral held for securities on loan was $7,512,297.

See accompanying notes which are an integral part of this schedule of investments.

Centrally Cleared Credit Default Swaps at June 30, 2017 (Unaudited)

Referenced Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount	Value	Upfront Receipts (Payments)	Unrealized Depreciation
Markit CDX. NA. IG. 28	Buy	1.00%	6/20/2022	$500,000	$(9,293)	$(8,753)	$(583)

Total Return Swap Contracts at June 30, 2017 (Unaudited)

Referenced Asset	Fund Pays	Fund Receives	Counter- party	Maturity Date	Notional Amount	Unrealized Depreciation
SPDR Barclays High Yield Bond ETF	1-month USD LIBOR minus 70 basis points	Total return	Nomura	September 26, 2017	$(24,924,000)	$(208,959)

Futures Contracts at June 30, 2017 (Unaudited)

Description	Numbers of Contracts Long (Short)	Expiration Date	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Notes	(6)	September 2017	$(707,016)	$(149)
10-Year U.S. Treasury Notes	6	September 2017	753,188	272

				$123

See accompanying notes which are an integral part of this schedule of investments.

IRON Equity Premium Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 98.50%
SPDR S&P 500 ETF (a)	28,300	$6,842,940

Total Exchange-Traded Funds (Cost $6,143,762)		6,842,940

Money Market — 5.28%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.81% (b)	366,632	366,632

Total Money Market (Cost $366,632)		366,632

Total Investments – 103.78% (Cost $6,510,394)		7,209,572

Liabilities in Excess of Other Assets – (3.78)%		(262,556)

NET ASSETS – 100.00%		$6,947,016

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2017.

Written Call Option Contracts at June 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF	(242)	$(5,989,500)	$247.50	July 28, 2017	$(5,808)
SPDR S&P 500 ETF	(30)	(742,500)	$247.50	August 11, 2017	(1,680)

					$(7,488)

At June 30, 2017, the net unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation	Tax Cost
Strategic Income Fund	$1,305,547	$(104,589)	$1,200,958	$135,682,479
Equity Premium Fund	702,820	—	702,820	6,499,264

See accompanying notes which are an integral part of this schedule of investments.

IRON Funds

Related Notes to the Schedule of Investments

June 30, 2017

(Unaudited)

The Iron Strategic Income Fund (the “Strategic Income Fund”) and the Iron Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2017

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded Funds that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Derivative instruments that the Funds invest in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be classified as Level 1 securities.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2017

(Unaudited)

In accordance with the Trust’s valuation policies, IRON Financial, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Funds’ investments as of June 30, 2017:

Strategic Income Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Notes*	$—	$12,980,314	—	$12,980,314
U.S. Treasury Obligations	—	6,147,544	—	6,147,544
Mutual Funds	62,051,863	—	—	62,051,863
Exchange-Traded Funds	16,007,469	—	—	16,007,469
Money Market Securities	39,650,077	—	—	39,650,077
Futures Contracts**	123	—	—	123

Total	$117,709,532	$19,127,858	$—	$136,837,390

Liabilities				Total
Credit Default Swaps**	$—	$(583)	—	$(583)
Total Return Swap Contracts**	—	(208,959)	—	(208,959)

Total	$—	$(209,542)	$—	$(209,542)

Equity Premium Income Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,842,940	$—	$—	$6,842,940
Money Market Securities	366,632	—	—	366,632

Total	$7,209,572	$—	$—	$7,209,572

Liabilities				Total
Written Call Options	$(7,488)	$—	$—	$(7,488)

Total	$(7,488)	$—	$—	$(7,488)

*	See schedule of investments for additional country information related to convertible notes.
**	Reflects net depreciation as of June 30, 2017.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2017, based on input levels assigned at September 30, 2016.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2017

(Unaudited)

Futures Contracts - The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Strategic Income Fund may purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Strategic Income Fund. The Strategic Income Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Strategic Income Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Strategic Income Fund than purchasing the futures contract.

Written Options Contracts - The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Swap Agreements – The Strategic Income Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Strategic Income Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the over-the-counter (“OTC”) market and payments are settled through direct payments between the Strategic Income Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Strategic Income Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Strategic Income Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Strategic Income Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Strategic Income Fund’s books and records. Upon entering into a credit default swap, the Strategic Income Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Strategic Income Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Strategic Income Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Strategic Income Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2017

(Unaudited)

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Strategic Income Fund receiving or paying only the net amount of the two payments. The Strategic Income Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Strategic Income Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Strategic Income Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract.

Many of the markets in which the Strategic Income Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Strategic Income Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Strategic Income Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Strategic Income Fund to suffer a loss. In the event of the default or bankruptcy of a swap contract counterparty, the Strategic Income Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

With centrally cleared swaps, there is minimal counterparty credit risk to the Strategic Income Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

A total return swap involves a total return receiver and a total return payor. The Strategic Income Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

To mitigate counterparty risk on swap agreements, the Strategic Income Fund may require the counterparty to post collateral to the Strategic Income Fund’s custodian to cover the Strategic Income Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Strategic Income Fund to post collateral to a segregated account at the Fund’s custodian. As of June 30, 2017, the Strategic Income Fund’s segregated collateral for outstanding swap contracts in the amount of $39,650,077.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2017

(Unaudited)

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Strategic Income Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%. As of June 30, 2017, the Strategic Income Fund loaned securities having a fair value of $7,364,035 and received $7,512,297 of cash collateral for the loan from National Financial Services, LLC. This cash was invested in money market securities.

Appleseed Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 69.31%
Business Services — 2.88%
Syntel, Inc.	300,239	$5,092,053

Consumer Discretionary — 7.64%
Bayerische Motoren Werke AG (a)	60,000	5,570,303
Hyundai Home Shopping Network Corp. (a)	69,630	7,967,515

		13,537,818

Consumer Staples — 12.86%
Herbalife Ltd. (a) *	159,100	11,348,603
United Natural Foods, Inc. (b) *	311,474	11,431,096

		22,779,699

Financials — 6.13%
Air Lease Corp.	91,675	3,424,978
Oaktree Capital Group LLC Class A (b)	159,650	7,439,690

		10,864,668

Health Care — 4.19%
Joint Corp./The *	30,000	114,000
McKesson Corp.	19,500	3,208,530
Paramount Bed Holdings Co. Ltd. (a)	93,700	4,090,575

		7,413,105

Industrials — 7.10%
Aggreko PLC (a)	310,000	3,716,963
Titan International, Inc.	274,438	3,296,000
Toyo Tanso Co. Ltd. (a)	322,000	5,562,781

		12,575,744

Information Technology — 4.15%
Samsung Electronics Co. Ltd. (a)	1,650	3,425,850
Taiwan Semiconductor Manufacturing Co. Ltd.	112,338	3,927,336

		7,353,186

Materials — 3.10%
Mosaic Co./The	240,378	5,487,830

Pharmaceuticals — 1.73%
Novartis AG ADR (a) (b)	36,750	3,067,523

Real Estate — 3.00%
Jones Lang LaSalle, Inc.	42,515	5,314,375

Telecommunication Services — 9.56%
China Mobile Ltd. (a)	98,620	5,235,736
SK Telecom Co., Ltd. (a)	272,729	7,000,953
Verizon Communications, Inc. (b)	105,065	4,692,203

		16,928,892

Transportation — 6.97%
COSCO SHIPPING Ports Ltd. (a)	4,738,000	5,558,803
Stagecoach Group PLC	1,444,000	3,504,151
Yusen Logistics Co. Ltd. (a)	354,400	3,267,652

		12,330,606

Total Common Stocks (Cost $110,417,724)		122,745,499

Exchange-Traded Funds — 1.16%
VanEck Merk Gold Shares *	168,000	2,059,680

Total Exchange-Traded Funds (Cost $1,927,944)		2,059,680

Appleseed Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

	Shares	Fair Value
Closed-End Trusts — 15.11%
Sprott Physical Gold Trust (a) (c) *	2,641,936	$26,762,812

Total Closed-End Trusts (Cost $26,438,231)		26,762,812

	Principal Amount
U.S. Government Securities — 3.10%
United States Treasury Note, 0.75%, 10/31/2017	$3,500,000	3,496,115
United States Treasury Note, 0.63%, 7/31/2017	2,000,000	1,999,618

Total U.S. Government Securities (Cost $5,500,297)		5,495,733

Foreign Government Bonds — 8.42%
Mexican Bonos, Series M, 5.75%, 3/5/2026 (d)	66,500,000	3,424,355
Mexican Bonos, Series M, 4.75%, 6/14/2018 (d)	130,000,000	7,027,099
Singapore Government Bond, 2.50%, 6/1/2019 (d)	6,000,000	4,462,980

Total Foreign Government Bonds (Cost $14,150,014)		14,914,434

Certificates of Deposit — 1.57%
Beneficial Bank, 0.20%, 7/18/2017	250,000	250,000
Community Bank, 0.50%, 9/8/2017	250,000	250,000
Community Bank, 0.75%, 9/21/2017 (e)	1,022,692	1,022,692
New Resource Bank, 0.05%, 7/18/2017	249,520	249,520
Self-Help Federal Credit Union, 0.25%, 8/1/2017	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 8/28/2017	250,000	250,000
Spring Bank, 0.90%, 9/30/2017	250,000	250,000
Sunrise Bank, 0.12%, 7/2/2017	250,000	250,000

Total Certificates of Deposit (Cost $2,772,212)		2,772,212

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments – (continued)

June 30, 2017 (Unaudited)

	Contracts	Fair Value
Options Purchased — 0.28%
SPDR S&P 500 ETF, Put @ 218, Expiring September 2017	5,996	$491,672

Total Options Purchased (Cost $430,172)		491,672

	Shares
Money Market Securities — 4.37%
Federated Government Obligations Fund, Institutional Class, 0.83% (f)	7,730,411	7,730,411

Total Money Market Securities (Cost $7,730,411)		7,730,411

Total Investments – 103.32% (Cost $169,367,005)		182,972,453

Liabilities in Excess of Other Assets – (3.32)%		(5,872,529)

NET ASSETS – 100.00%		$177,099,924

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2017, was $13,121,115.
(c)	Passive Foreign Investment Company
(d)	Foreign-denominated security. Principal amount is reflects local currency.
(e)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). Deposits occur in increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC insured.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

At June 30, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$15,013,785
Gross unrealized depreciation	(4,509,791)

Net unrealized appreciation on investments	$10,503,994

Aggregate cost of securities for federal income tax purposes	$172,465,507

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

June 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks - Short—(6.01%)
Consumer Discretionary—(3.01%)
Carmax, Inc.	(13,000)	$(819,780)
Clubcorp Holdings, Inc.	(63,258)	(828,680)
Planet Fitness, Inc.	(48,000)	(1,120,320)
Select Comfort Corp.	(55,000)	(1,951,950)
Wingstop, Inc.	(20,000)	(618,000)

		(5,338,730)

Financials—(0.67%)
Bank of the Ozarks, Inc.	(15,000)	(703,050)
BOFI Holding, Inc.	(20,000)	(474,400)

		(1,177,450)

Health Care—(0.30%)
Mallinckrodt PLC (a)	(12,000)	(537,720)

Industrials—(0.45%)
Echo Global Logistics, Inc.	(40,000)	(796,000)

Information Technology—(0.94%)
PTC, Inc.	(18,000)	(992,160)
ViaSat, Inc.	(10,000)	(662,000)

		(1,654,160)

Telecommunication Services—(0.64%)
Sprint Corp.	(138,000)	(1,132,980)

TOTAL COMMON STOCKS - SHORT- (Proceeds Received $9,325,239)		$(10,637,040)

(a)	Foreign security denominated in U.S. dollars.

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

June 30, 2017 (Unaudited)

Short Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures Contract September 2017	(84)	$(9,355,500)	$213,120

TOTAL SHORT FUTURES CONTRACTS	(84)		$213,120

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Related Notes to the Schedule of Investments

June 30, 2017

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including domestic and foreign common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2017

(Unaudited)

Investments in mutual funds, including closed-end trusts and money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Debt securities, including corporate bonds, U.S. government securities, and foreign government bonds, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Pekin Singer Strauss Asset Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2017

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$122,745,499	$—	$—	$122,745,499
Exchanged-Traded Funds	2,059,680	—	—	2,059,680
Closed-End Trusts	26,762,812	—	—	26,762,812
U.S. Government Securities	—	5,495,733	—	5,495,733
Foreign Government Bonds	—	14,914,434	—	14,914,434
Certificates of Deposit	—	2,772,212	—	2,772,212
Options Purchased	491,672	—	—	491,672
Short Futures Contracts**	213,120	—	—	213,120
Money Market Securites	7,730,411	—	—	7,730,411

Total	$160,003,194	$23,182,379	$—	$183,185,573

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the net unrealized appreciation of the futures contracts.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Common Stocks*	$(10,637,040)	$—	$—	$(10,637,040)

Total	$(10,637,040)	$—	$—	$(10,637,040)

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of June 30, 2017 based on input levels assigned at September 31, 2016.

Currency Futures Contracts – The Fund entered into currency futures contracts (long and short) to hedge its foreign currency exposure during the period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Cash held at broker as of June 30, 2017, is held for collateral for futures transactions and is restricted from withdrawal.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

Spouting Rock/Convex Global Dynamic Risk Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 96.84%
Consumer Discretionary Select Sector SPDR Fund	1,336	$119,746
Consumer Staples Select Sector SPDR Fund	3,629	199,377
Financial Select Sector SPDR Fund	6,187	152,633
Health Care Select Sector SPDR Fund	1,933	153,171
Industrial Select Sector SPDR Fund	774	52,717
iShares 7-10 Year Treasury Bond ETF	1,426	152,026
iShares Global Healthcare ETF	465	50,848
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,690	324,172
iShares MSCI Germany Index Fund	5,011	151,683
Ishares MSCI India ETF	2,144	68,822
iShares MSCI Japan ETF	1,895	101,667
iShares MSCI Netherlands Investable Market Index Fund	3,780	109,356
iShares MSCI Spain Capped ETF	1,305	42,856
iShares MSCI Sweden Capped ETF	2,592	87,921
iShares MSCI Taiwan Capped ETF	2,032	72,664
PowerShares QQQ Trust Series 1	922	126,904
Schwab US Small-Cap ETF	1,155	73,816
SPDR Bloomberg Barclays High Yield Bond ETF	11,197	416,529
SPDR S&P 500 ETF	935	226,083
Technology Select Sector SPDR Fund	2,227	121,862
Utilities Select Sector SPDR Fund	2,803	145,644
Vanguard Intermediate-Term Bond ETF	1,289	108,959
Vanguard Mid-Cap Growth ETF	575	67,666
Vanguard Mid-Cap Value ETF	520	53,492
Vanguard REIT ETF	1,457	121,266
Vanguard Small-Cap Growth ETF	380	55,377
WisdomTree Japan Hedged Equity Fund	1,445	75,140

Total Exchange-Traded Funds (Cost $3,220,632)		3,432,397

Money Market Securities — 3.15%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.87% (a)	111,585	111,585

Total Money Market Securities (Cost $111,585)	111,585

Total Investments – 99.99% (Cost $3,332,217)	3,543,982

Other Assets in Excess of Liabilities – 0.01%	461

NET ASSETS – 100.00%	$3,544,443

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2017, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Unrealized appreciation	$217,558
Unrealized depreciation	(7,033)

Net unrealized appreciation on investments	$210,525

Aggregate cost of securities for federal income tax purposes	$3,333,457

Spouting Rock/Convex Global Dynamic Risk Fund

Related Notes to the Schedule of Investments

June 30, 2017

(Unaudited)

The Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds that are traded on any stock exchange, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Spouting Rock/Convex Global Dynamic Risk Fund

Related Notes to the Schedule of Investments—continued

June 30, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Spouting Rock Fund Management (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,432,397	$—	$—	$3,432,397
Money Market Securities	111,585	—	—	111,585
Total	$3,543,982	$—	$—	$3,543,982

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of June 30, 2017 based on input levels assigned at September 30, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/24/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/24/2017